Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures. For information about how our Compensation Committee seeks to align executive compensation with the Company’s performance, see “Compensation discussion and analysis.” The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.
Pay versus performance table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (1)	Value of Initial Fixed $100 Investment Based on:		Net Income (in Millions)	Company Selected Measure (Adjusted EPS) (5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)

2023	$18,976,669	$9,231,815	$5,527,624	$2,788,969	$164.90	$144.58	$5,955	$21.55

2022	$28,208,909	$(4,695,030)	$5,944,038	$(639,700)	$170.63	$137.66	$6,960	$23.24

2021	$21,234,358	$65,926,795	$8,235,368	$23,903,448	$206.28	$141.38	$7,728	$25.13

2020	$26,390,073	$79,705,130	$8,981,197	$27,907,550	$143.71	$112.97	$6,377	$19.56

(1)
Represents the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) during the applicable year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation
S-K
in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

	2023		2022		2021		2020
Adjustments	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*

Total Compensation from Summary Compensation Table (“SCT”)	$18,976,669	$5,527,624	$28,208,909	$5,944,038	$21,234,358	$8,235,368	$26,390,073	$8,981,197

Adjustments for defined benefit and actuarial pension plans

(Subtraction): SCT amounts	$—	$—	$—	$—	$—	$—	$—	$(158,701)

Adjustments for stock and option awards**

(Subtraction): SCT amounts	$(13,893,334)	$(3,748,831)	$(20,198,218)	$(3,416,337)	$(12,551,562)	$(5,251,850)	$(16,282,896)	$(5,319,794)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$6,817,181	$1,839,348	$13,253,670	$3,626,807	$26,760,316	$10,357,430	$31,993,253	$10,441,378

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(2,341,587)	$(688,989)	$(15,113,021)	$(4,391,710)	$32,315,930	$10,136,736	$37,866,345	$11,887,160

Addition: Vesting date fair value of awards granted and vesting during such year	$408,893	$110,537	$399,670	$109,219	$762,602	$269,259	$823,466	$270,477

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(736,007)	$(250,720)	$(11,246,041)	$(2,511,717)	$(2,594,849)	$156,505	$(1,085,111)	$1,805,834

Compensation Actually Paid (as calculated)	$9,231,815	$2,788,969	$(4,695,030)	$(639,700)	$65,926,795	$23,903,448	$79,705,130	$27,907,550

*	Amounts presented are averages for the entire group of NEOs (excluding our CEO).

**
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

(2)
The CEO was Mr. Casper for all years in the table. The other NEOs were Messrs Williamson and Lagarde (all years), Mr. Pettiti (2023, 2022 and 2021), Ms. Britt (2023), Michael Boxer (2022), Mark Stevenson (2021 and 2020), and Syed Jafry (2020).

(3)	For the relevant fiscal year, represents the cumulative total shareholder return of the Company for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

(4)
For the relevant fiscal year, represents the cumulative total shareholder return of a weighted blend (80/20, respectively) of the Standard & Poor’s 500 Healthcare and Standard & Poor’s 500 Industrial Indices (“S&P Index”), our published industry index for purposes of disclosure under Item 201(e) of Regulation
S-K,
for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

(5)	Adjusted EPS is a non-GAAP measure. Appendix A to this Proxy Statement defines this and other non-GAAP financial measures.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote		The other NEOs were Messrs Williamson and Lagarde (all years), Mr. Pettiti (2023, 2022 and 2021), Ms. Britt (2023), Michael Boxer (2022), Mark Stevenson (2021 and 2020), and Syed Jafry (2020).
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return of a weighted blend (80/20, respectively) of the Standard & Poor’s 500 Healthcare and Standard & Poor’s 500 Industrial Indices (“S&P Index”), our published industry index for purposes of disclosure under Item 201(e) of Regulation
S-K,
		for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount		$ 18,976,669	$ 28,208,909	$ 21,234,358	$ 26,390,073
PEO Actually Paid Compensation Amount	[1]	$ 9,231,815	(4,695,030)	65,926,795	79,705,130
Adjustment To PEO Compensation, Footnote
(1)
Represents the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) during the applicable year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation
S-K
in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

	2023		2022		2021		2020
Adjustments	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*

Total Compensation from Summary Compensation Table (“SCT”)	$18,976,669	$5,527,624	$28,208,909	$5,944,038	$21,234,358	$8,235,368	$26,390,073	$8,981,197

Adjustments for defined benefit and actuarial pension plans

(Subtraction): SCT amounts	$—	$—	$—	$—	$—	$—	$—	$(158,701)

Adjustments for stock and option awards**

(Subtraction): SCT amounts	$(13,893,334)	$(3,748,831)	$(20,198,218)	$(3,416,337)	$(12,551,562)	$(5,251,850)	$(16,282,896)	$(5,319,794)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$6,817,181	$1,839,348	$13,253,670	$3,626,807	$26,760,316	$10,357,430	$31,993,253	$10,441,378

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(2,341,587)	$(688,989)	$(15,113,021)	$(4,391,710)	$32,315,930	$10,136,736	$37,866,345	$11,887,160

Addition: Vesting date fair value of awards granted and vesting during such year	$408,893	$110,537	$399,670	$109,219	$762,602	$269,259	$823,466	$270,477

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(736,007)	$(250,720)	$(11,246,041)	$(2,511,717)	$(2,594,849)	$156,505	$(1,085,111)	$1,805,834

Compensation Actually Paid (as calculated)	$9,231,815	$2,788,969	$(4,695,030)	$(639,700)	$65,926,795	$23,903,448	$79,705,130	$27,907,550

*	Amounts presented are averages for the entire group of NEOs (excluding our CEO).

**
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	[2]	$ 5,527,624	5,944,038	8,235,368	8,981,197
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 2,788,969	(639,700)	23,903,448	27,907,550
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Represents the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) during the applicable year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation
S-K
in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

	2023		2022		2021		2020
Adjustments	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*

Total Compensation from Summary Compensation Table (“SCT”)	$18,976,669	$5,527,624	$28,208,909	$5,944,038	$21,234,358	$8,235,368	$26,390,073	$8,981,197

Adjustments for defined benefit and actuarial pension plans

(Subtraction): SCT amounts	$—	$—	$—	$—	$—	$—	$—	$(158,701)

Adjustments for stock and option awards**

(Subtraction): SCT amounts	$(13,893,334)	$(3,748,831)	$(20,198,218)	$(3,416,337)	$(12,551,562)	$(5,251,850)	$(16,282,896)	$(5,319,794)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$6,817,181	$1,839,348	$13,253,670	$3,626,807	$26,760,316	$10,357,430	$31,993,253	$10,441,378

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(2,341,587)	$(688,989)	$(15,113,021)	$(4,391,710)	$32,315,930	$10,136,736	$37,866,345	$11,887,160

Addition: Vesting date fair value of awards granted and vesting during such year	$408,893	$110,537	$399,670	$109,219	$762,602	$269,259	$823,466	$270,477

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(736,007)	$(250,720)	$(11,246,041)	$(2,511,717)	$(2,594,849)	$156,505	$(1,085,111)	$1,805,834

Compensation Actually Paid (as calculated)	$9,231,815	$2,788,969	$(4,695,030)	$(639,700)	$65,926,795	$23,903,448	$79,705,130	$27,907,550

*	Amounts presented are averages for the entire group of NEOs (excluding our CEO).

**
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid vs. Adjusted EPS
Total Shareholder Return Vs Peer Group		Compensation Actually Paid vs. Total Shareholder Return
Tabular List, Table
Measures linking pay and performance
As described in greater detail in “Compensation discussion and analysis,” our approach to executive compensation is designed to provide a market-competitive total compensation program that directly links pay to performance, promotes the achievement of key strategic and financial performance, motivates long-term value creation, aligns executive officers’ interests with those of our shareholders, and attracts and retains the best possible executive talent. The most important financial measures used by the Company to link Compensation Actually Paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

Organic Revenue Growth*	Adjusted Net Income	*	Adjusted EPS	*	Free Cash Flow	*	Total Shareholder Return

*
These measures are
non-GAAP
measures. Appendix A to this Proxy Statement defines these and other non-GAAP
financial measures and reconciles them to the most directly comparable historical GAAP financial measures.

Total Shareholder Return Amount		$ 164.9	170.63	206.28	143.71
Peer Group Total Shareholder Return Amount		144.58	137.66	141.38	112.97
Net Income (Loss)		$ 5,955,000,000	$ 6,960,000,000	$ 7,728,000,000	$ 6,377,000,000
Company Selected Measure Amount		21.55	23.24	25.13	19.56
PEO Name		Mr. Casper
Measure:: 1
Pay vs Performance Disclosure
Name		Organic Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted EPS
Non-GAAP Measure Description		Adjusted EPS is a non-GAAP measure. Appendix A to this Proxy Statement defines this and other non-GAAP financial measures.
Measure:: 4
Pay vs Performance Disclosure
Name		Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name		Total Shareholder Return
PEO | Adjustments For Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0
PEO | Adjustments For Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(13,893,334)	(20,198,218)	(12,551,562)	(16,282,896)
PEO | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	6,817,181	13,253,670	26,760,316	31,993,253
PEO | Year Over Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(2,341,587)	(15,113,021)	32,315,930	37,866,345
PEO | Vesting Date Fair Value Of Awards Granted And Vesting During Such Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	408,893	399,670	762,602	823,466
PEO | Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During Such Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(736,007)	(11,246,041)	(2,594,849)	(1,085,111)
Non-PEO NEO | Adjustments For Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	0	0	0	(158,701)
Non-PEO NEO | Adjustments For Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1],[2]	(3,748,831)	(3,416,337)	(5,251,850)	(5,319,794)
Non-PEO NEO | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1],[2]	1,839,348	3,626,807	10,357,430	10,441,378
Non-PEO NEO | Year Over Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1],[2]	(688,989)	(4,391,710)	10,136,736	11,887,160
Non-PEO NEO | Vesting Date Fair Value Of Awards Granted And Vesting During Such Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1],[2]	110,537	109,219	269,259	270,477
Non-PEO NEO | Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During Such Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1],[2]	$ (250,720)	$ (2,511,717)	$ 156,505	$ 1,805,834

[1]	Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.
[2]	Amounts presented are averages for the entire group of NEOs (excluding our CEO).